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                             J. & W. Seligman & Co.
                                  Incorporated


                                                     May 6, 2005


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Seligman Portfolios, Inc. (the "Fund")
     Post-Effective Amendment No. 34
     File Nos. 33-15253 and 811-5221

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund's Class 1 and 2 Prospectuses, each dated May 2, 2005, that would have been filed pursuant to Rule 497(c) does not differ from the Fund's Class 1 and 2 Prospectuses contained in Post-Effective Amendment No. 34 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 29, 2005.

     If you have any questions, please do not hesitate to call me at (212) 850-1375.


                                                     Very truly yours,

                                                     /s/Jennifer G. Muzzey

                                                     Jennifer G. Muzzey
                                                     Senior Paralegal
                                                     Law and Regulation
JGM:jgm

           100 Park Avenue . New York, New York 10017 . (212) 850-1864